SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)
Notes receivable
Short-term Debt				¥ 160,981		¥ 338,075		$ 22,054
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Proceeds from loan				¥ 438,864	$ 60,124	¥ 919,635	¥ 788,153
Annual interest rate				4.35%				4.35%
Repayments of debt				¥ 615,958	$ 84,386	¥ 750,127	¥ 868,821
1 Pharmacy Technology | Industrial Bank
Notes receivable
Maximum borrowing capacity	¥ 200,000											¥ 200,000
Debt Instrument, Basis Spread on Variable Rate	0.78%			0.55%	0.55%	0.55%	0.85%
Revolving credit facility
Notes receivable
Short-term Debt				¥ 160,981		¥ 338,075
Amount of undrawn balance under credit facilities agreements				¥ 99,000
Average annual interest rate				3.67%		3.86%		3.67%
Revolving credit facility | China CITIC Bank
Notes receivable
Maximum borrowing capacity											¥ 20,000
Proceeds from line of credit				¥ 20,000		¥ 20,000
Repayments of line of credit				19,990		10
Line of credit outstanding				¥ 0		¥ 19,990
Interest rate				3.70%	3.70%	3.70%
Revolving credit facility | Bank of Ningbo Co Ltd
Notes receivable
Maximum borrowing capacity				¥ 50,000
Proceeds from line of credit | $					$ 31,000
Line of credit outstanding | $								$ 31,000
Interest rate				3.00%	3.00%
Revolving credit facility | 1 Pharmacy Technology | China Merchant Bank
Notes receivable
Maximum borrowing capacity			$ 100,000	¥ 200,000
Debt Instrument, Basis Spread on Variable Rate			0.30%
Proceeds from line of credit				347,864		¥ 779,635
Repayments of line of credit				495,968		700,540
Line of credit outstanding				¥ 49,981		¥ 198,085
Interest rate				3.75%	3.75%	3.65%
Revolving credit facility | 1 Pharmacy Technology | Industrial Bank
Notes receivable
Maximum borrowing capacity		¥ 100,000								¥ 130,000
Debt Instrument, Basis Spread on Variable Rate		0.35%
Line of credit drawn down facility				¥ 50,000		¥ 20,000
Repayments of line of credit				20,000		30,000
Line of credit outstanding				¥ 50,000		20,000
Interest rate				2.78%	2.78%
Revolving credit facility | 1 Pharmacy Technology | Shanghai Pudong Development Bank
Notes receivable
Maximum borrowing capacity | $									$ 30,000
Proceeds from line of credit | $					$ 30,000
Line of credit outstanding				¥ 30,000
Interest rate				2.45%	2.45%
Yihao Pharmacy | 1 Pharmacy Technology | Shanghai Pudong Development Bank
Notes receivable
Short-term Debt				¥ 0		50,000
Proceeds from loan				0		¥ 50,000
Annual interest rate						3.65%
Repayments of debt				¥ 50,000		¥ 30,000